RISK MANAGEMENT - Level of collateral held (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt instruments
RISK MANAGEMENT
Collateral pledged (held)	$ (2,529,943)	$ (974,436)
Derivatives
RISK MANAGEMENT
Collateral pledged (held)	(136)	(63)
Credit risk
RISK MANAGEMENT
Collateral pledged (held)	(2,530,079)	(974,499)
Credit risk | Debt instruments
RISK MANAGEMENT
Collateral pledged (held)	$ 2,529,943	$ 974,436
Description of terms and conditions of financial assets pledged as collateral for liabilities or contingent liabilities	Government bonds (TES)	Government Bonds (TES) and term deposits
Credit risk | Derivatives
RISK MANAGEMENT
Collateral pledged (held)	$ 136	$ 63
Description of terms and conditions of financial assets pledged as collateral for liabilities or contingent liabilities	Cash	Cash